ACCOUNTS RECEIVABLE NET (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE NET (Details)
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	$ 3,097,246	$ 2,398,821
Accounts receivable - smart campus projects	51,634	0
Accounts receivable - tailored job readiness training services	20,245	1,363
Accounts receivable - Overseas Study Consulting Services	3,067	62,366
Accounts receivable, net	$ 3,172,192	$ 2,462,550